Shareholder Fees - FidelityOhioMunicipalFunds-ComboPRO	Mar. 01, 2023 USD ($)
FidelityOhioMunicipalFunds-ComboPRO | Fidelity Ohio Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none